SHARE OPTION PLAN	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE OPTION PLAN
SHARE OPTION PLAN

The Option Scheme adopted in November 2006 will expire in November 2016. The subscription price for all options granted under the scheme will be reduced by the amount of all dividends declared by the Company per share in the period from the date of grant until the date the option is exercised, provided the subscription price shall never be reduced below the par value of the share. Options granted under the scheme will vest at a date determined by the board at the date of the grant. The options granted under the plan to date vest over a period of one to three years and have a five year term. There is no maximum number of shares authorized for awards of equity share options, and either authorized unissued shares of Ship Finance or treasury shares held by the Company may be used to satisfy exercised options.

The following summarizes share option transactions related to the Option Scheme in 2015, 2014 and 2013:

	2015		2014		2013
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	189,000	13.17	423,000	9.99	498,000	10.27
Granted	—	—	—	—	—	—
Exercised	(64,000)	10.55	(224,000)	5.41	(75,000)	5.29
Forfeited	—	—	(10,000)	5.56	—	—
Options outstanding at end of year	125,000	12.56	189,000	13.17	423,000	9.99
Exercisable at end of year	125,000	12.56	189,000	13.17	374,333	9.22

The exercise price of each option is progressively reduced by the amount of any dividends declared. The above figures show the average of the reduced exercise prices at the beginning and end of the year for options then outstanding. For options granted, exercised or forfeited during the year, the above figures show the average of the exercise prices at the time the options were granted, exercised or forfeited, as appropriate.

The fair values of options granted are estimated on the date of the grant, using the Black-Scholes-Merton option valuation model. The fair values are then expensed over the periods in which the options vest. No new options were granted in 2015, 2014 and 2013, and all options outstanding at December 31, 2015, were fully vested. (see Note 27: Subsequent events).

The total intrinsic value of options exercised in 2015 was $0.3 million on the day of exercise (2014: $2.9 million; 2013: $0.9 million). The intrinsic value of options fully vested but not exercised at December 31, 2015, is $0.5 million and their average remaining term is 0.22 years.

As of December 31, 2015, the unrecognized compensation costs relating to non-vested options granted under the Option Scheme was $nil (2014: $nil).